Derivatives and fair value measurements - Managed Fuel Pricing Contracts (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Net Amounts presented in the Balance Sheet Asset / (Liability)	$ (7,449)	$ 21,996
Fuel pricing contracts
Derivative [Line Items]
Gross Ammounts of Recognized Liabilities	(33,497)	(24,533)
Gross Amounts of Recognized Assets	21,089	46,949
Net Amounts presented in the Balance Sheet Asset / (Liability)	$ (12,408)	$ 22,416